UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10255

Nuveen Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
	January 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 141.3% (99.3% of Total Investments)
	Alabama – 0.5% (0.3% of Total Investments)
$ 2,030	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 2,192,136
	2006C-2, 5.000%, 11/15/39
	Alaska – 2.1% (1.4% of Total Investments)
5,140	Alaska Municipal Bond Bank Authority, Revenue Bonds, Series 2003B, 5.250%, 12/01/22 –	12/13 at 100.00	AA	5,343,390
	NPFG Insured
2,290	Anchorage, Alaska, Water Revenue Bonds, Refunding Series 2007, 5.000%, 5/01/37 – NPFG Insured	5/17 at 100.00	AA	2,521,244
2,285	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	2,019,552
	Series 2006A, 5.000%, 6/01/46
9,715	Total Alaska			9,884,186
	Arizona – 1.7% (1.2% of Total Investments)
4,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	7/20 at 100.00	A+	5,007,330
	2010A, 5.000%, 7/01/40
3,235	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	4/13 at 100.00	AA–	3,239,853
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
7,735	Total Arizona			8,247,183
	California – 23.0% (16.1% of Total Investments)
9,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	BB–	8,725,860
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
4,080	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	AA+	4,517,254
	Series 2006, 5.000%, 4/01/37 – BHAC Insured
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	4,930,595
3,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 10/01/32	10/21 at 100.00	A1	3,565,830
2,780	California State, General Obligation Bonds, Various Purpose Series 2012, 2.000%, 2/01/13	No Opt. Call	A1	2,780,000
4,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	No Opt. Call	Aa1	2,973,800
	2005, 0.000%, 8/01/22 – NPFG Insured
4,505	Foothill-De Anza Community College District, Santa Clara County, California, Election of 1999	No Opt. Call	Aaa	2,329,310
	General Obligation Bonds, Series A, 0.000%, 8/01/30 – NPFG Insured
4,380	Glendale, California, Electric Revenue Bonds, Series 2003, 5.000%, 2/01/32 – NPFG Insured	4/13 at 100.00	AA–	4,395,067
20,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	20,827,600
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – FGIC Insured
5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	5,109,600
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A–1:
2,050	5.000%, 6/01/33	6/17 at 100.00	B	1,908,714
1,000	5.125%, 6/01/47	6/17 at 100.00	B	862,930
6,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	4/13 at 100.00	N/R	6,120,600
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%,
	12/01/24 (Alternative Minimum Tax)
3,285	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA–	3,728,672
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
10,885	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	Aa3	6,665,756
	Bonds, Election of 2002 Series 2005B, 0.000%, 8/01/25 – FGIC Insured
5,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA–	4,386,100
	AGC Insured
1,750	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA–	1,204,000
	Series 2001B, 0.000%, 9/01/23 – AGM Insured
2,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	2,048,820
	Center, Series 2007A, 5.000%, 7/01/47
3,200	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA–	1,783,808
	Series 2003, 0.000%, 7/01/27 – AGM Insured
3,000	Riverside Unified School District, Riverside County, California, General Obligation Bonds, Election	8/15 at 101.00	Aa2	3,285,840
	2001 Series 2006B, 5.000%, 8/01/30 – AGC Insured
2,755	Sacramento City Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AA–	1,626,414
	Bonds, Series 2007, 0.000%, 7/01/25 – AGM Insured
3,650	San Joaquin Delta Community College District, California, General Obligation Bonds, Election	8/18 at 53.32	Aa2	1,539,607
	2004 Series 2008B, 0.000%, 8/01/29 – AGM Insured
12,600	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	BBB	4,657,338
	Refunding Bonds, Series 1997A, 0.000%, 1/15/32 – NPFG Insured
5,000	San Jose, California, Airport Revenue Bonds, Series 2007A, 6.000%, 3/01/47 – AMBAC Insured	3/17 at 100.00	A2	5,489,350
	(Alternative Minimum Tax)
1,930	San Mateo County Transit District, California, Sales Tax Revenue Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA	2,094,861
	6/01/29 – NPFG Insured
3,000	University of California, General Revenue Bonds, Series 2005F, 4.750%, 5/15/25 – AGM Insured	5/13 at 101.00	Aa1	3,060,210
128,100	Total California			110,617,936
	Colorado – 7.0% (4.9% of Total Investments)
4,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth	1/20 at 100.00	AA	4,379,800
	Health Services Corporation, Series 2010A, 5.000%, 1/01/40
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association,	5/17 at 100.00	BBB+	2,066,840
	Series 2007, 5.250%, 5/15/42
3,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center,	9/17 at 100.00	BBB+	3,380,358
	Series 2007, 5.125%, 9/15/29
3,300	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/24 –	11/16 at 100.00	A+	3,719,892
	FGIC Insured
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006A:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	6,113,578
4,335	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	A+	4,886,585
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series	No Opt. Call	Baa2	2,470,400
	2010A, 0.000%, 9/01/41
8,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/28 –	9/20 at 63.99	BBB	3,656,720
	NPFG Insured
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	Aa2 (4)	820,723
	12/15/22 (Pre-refunded 12/15/14) – AGM Insured (UB)
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R (4)	1,110,150
	8.000%, 12/01/25 (Pre-refunded 6/01/14)
960	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	1,098,173
	5.375%, 6/01/31
42,965	Total Colorado			33,703,219
	District of Columbia – 2.2% (1.5% of Total Investments)
745	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	4/13 at 100.00	A1	765,480
	Series 2001, 6.250%, 5/15/24
4,250	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43	4/15 at 100.00	AA–	4,554,810
5,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	5,098,750
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
9,995	Total District of Columbia			10,419,040
	Florida – 3.8% (2.7% of Total Investments)
2,600	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%,	11/15 at 100.00	Aa2	2,747,836
	11/01/30 – NPFG Insured
3,010	Orlando Utilities Commission, Florida, Subordinate Lien Water and Electric Revenue Refunding	4/13 at 100.00	Aa1 (4)	3,034,291
	Bonds, Series 2003A, 5.000%, 10/01/21 (Pre-refunded 4/01/13)
1,990	Orlando Utilities Commission, Florida, Subordinate Lien Water and Electric Revenue Refunding	4/13 at 100.00	AA	2,006,059
	Bonds, Series 2003A, 5.000%, 10/01/21
	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2003B:
1,035	5.000%, 10/01/22 (Pre-refunded 4/01/13)	4/13 at 100.00	AA (4)	1,043,352
465	5.000%, 10/01/22 (Pre-refunded 4/01/13)	4/13 at 100.00	Aa1 (4)	468,753
	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,
	Series 2007:
2,000	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	BBB	2,100,420
1,500	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	BBB	1,558,890
5,000	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 5.250%, 10/01/27	10/17 at 100.00	BBB–	5,357,900
17,600	Total Florida			18,317,501
	Georgia – 3.1% (2.2% of Total Investments)
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB	2,373,620
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
2,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	2,237,100
	Medical Center Project, Series 2010, 8.125%, 12/01/45
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
2,000	5.250%, 2/15/37	2/20 at 100.00	AA–	2,204,200
5,000	5.125%, 2/15/40	2/20 at 100.00	AA–	5,413,750
2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA–	2,905,525
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
13,500	Total Georgia			15,134,195
	Illinois – 16.6% (11.7% of Total Investments)
3,410	Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing Revenue Bonds, Stone Terrace	No Opt. Call	AA+	3,415,627
	Apartments, Series 2001A, 5.750%, 12/20/42 (Alternative Minimum Tax)
5,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 –	No Opt. Call	Aa3	1,937,200
	FGIC Insured
3,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A, 4.625%, 1/01/31 –	1/16 at 100.00	AA–	3,149,850
	AGM Insured
3,360	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds,	12/16 at 69.01	AAA	2,075,506
	Series 2007B, 0.000%, 12/01/24
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	8,151,439
5,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	5,575,100
	5.625%, 1/01/37
1,000	Illinois Finance Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2007,	No Opt. Call	AA–	1,117,320
	5.000%, 3/15/26
10,270	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%,	5/17 at 100.00	AA–	10,767,479
	5/15/32 – NPFG Insured
1,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/15 at 100.00	AA–	1,060,690
	2005, 5.250%, 8/15/20 – AGC Insured
2,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB+	2,978,025
	2009, 6.875%, 8/15/38
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,846,750
	2011C, 5.500%, 8/15/41
6,950	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	7,355,602
	Refunding Series 2007A, 5.250%, 5/01/34
5,025	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	4/13 at 100.00	Baa2	5,041,181
	Series 2002, 5.625%, 1/01/28
1,720	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2,	2/16 at 100.00	AA	1,797,039
	5.050%, 8/01/27 (Alternative Minimum Tax)
2,925	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/22	No Opt. Call	A2	3,387,911
1,535	Illinois, Sales Tax Revenue Bonds, Series 2001, 5.500%, 6/15/16	4/13 at 100.00	AAA	1,541,524
2,500	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	1,728,075
	Series 2006, 0.000%, 12/01/23 – NPFG Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
8,200	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	AAA	3,884,094
10,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	3,357,100
2,500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/17 at 101.00	AAA	2,895,500
	Expansion Project, Series 2002B, 5.550%, 6/15/21 – NPFG Insured
3,379	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	N/R	3,391,198
	3/01/30 – RAAI Insured
1,890	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	2,372,101
	Illinois, General Obligation Bonds, Series 2003A, 5.500%, 7/01/22 – FGIC Insured
90,764	Total Illinois			79,826,311
	Indiana – 5.5% (3.9% of Total Investments)
2,000	Indiana Finance Authority, State Revolving Fund Program Bonds, Series 2011, 4.000%, 2/01/13	No Opt. Call	AAA	2,000,000
4,195	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A+	4,372,071
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
2,295	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	4/13 at 100.00	BBB	2,297,823
	Series 2001, 5.500%, 9/15/31
1,215	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA–	1,310,280
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
2,305	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A–	2,522,523
	Indiana, Series 2007, 5.500%, 3/01/37
5,180	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	5,601,445
	NPFG Insured
4,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%, 6/01/23	6/13 at 100.00	AA+ (4)	4,064,120
	(Pre-refunded 6/01/13) – AGM Insured
1,500	Marion High School Building Corporation, Grant County, Indiana, First Mortgage Bonds, Series	7/13 at 100.00	AA+ (4)	1,532,235
	2003, 5.000%, 7/15/25 (Pre-refunded 7/15/13) – NPFG Insured
1,890	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds, Series	7/15 at 100.00	AA+	2,043,203
	2005, 5.000%, 7/15/26 – AGM Insured
6,100	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/13 at 100.00	N/R	732,976
	1999, 5.800%, 2/15/24 (5)
30,680	Total Indiana			26,476,676
	Iowa – 1.3% (0.9% of Total Investments)
6,340	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	6,341,839
	5.600%, 6/01/34
	Kansas – 0.6% (0.5% of Total Investments)
4,770	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB+	3,150,203
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
	Kentucky – 0.2% (0.2% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	1,107,030
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
	Louisiana – 4.3% (3.1% of Total Investments)
3,960	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.500%, 5/01/41 –	5/16 at 100.00	Aa1	4,254,228
	FGIC Insured (UB)
16,325	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	4/13 at 100.00	A–	16,651,337
	Series 2001B, 5.875%, 5/15/39
20,285	Total Louisiana			20,905,565
	Massachusetts – 2.0% (1.4% of Total Investments)
1,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare	7/19 at 100.00	AA	1,644,060
	System, Series 2010J, 5.000%, 7/01/39
160	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	175,746
	5.000%, 8/15/30
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
515	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	Aa1 (4)	575,657
3,325	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	Aa1 (4)	3,716,619
3,250	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2004D, 4.750%, 8/01/27	8/13 at 100.00	AA+ (4)	3,324,230
	(Pre-refunded 8/01/13) – NPFG Insured
8,750	Total Massachusetts			9,436,312
	Michigan – 6.3% (4.4% of Total Investments)
885	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	965,615
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
3,135	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 1998B	7/17 at 100.00	A+	3,449,190
	Remarketed, 5.250%, 7/01/22 – NPFG Insured
6,430	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AA–	6,452,891
	7/01/32 – AGM Insured
3,815	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	A	3,908,010
	7/01/36 – MBIA-NPFG Insured
2,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.750%, 7/01/37	7/21 at 100.00	A+	2,251,760
6,880	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist	5/20 at 100.00	A2	7,652,830
	Hospital, Refunding Series 2010, 5.500%, 5/15/36
4,000	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of	4/13 at 100.00	Caa2	3,559,640
	Arts and Sciences Charter School, Series 2001A, 8.000%, 10/01/31
1,950	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/15 at 100.00	A	2,020,961
	Airport, Series 2005, 5.000%, 12/01/34 – NPFG Insured (Alternative Minimum Tax)
29,095	Total Michigan			30,260,897
	Minnesota – 2.1% (1.5% of Total Investments)
5,000	Minneapolis, Minnesota, Health Care System Revenue Bonds,S Fairview Health Services, Series	11/18 at 100.00	AA–	6,148,650
	2008B, 6.500%, 11/15/38 – AGC Insured
4,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2011A, 5.000%, 10/01/13	No Opt. Call	AA+	4,128,920
9,000	Total Minnesota			10,277,570
	Nevada – 2.5% (1.7% of Total Investments)
1,000	Clark County, Nevada, Senior Lien Airport Revenue Bonds, Series 2005A, 5.000%, 7/01/40 –	7/15 at 100.00	Aa2	1,074,840
	AMBAC Insured
3,370	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.000%, 7/01/36 –	7/14 at 100.00	A+	3,530,783
	FGIC Insured
2,000	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AA+	3,021,440
	Series 2008, Trust 2633, 19.245%, 7/01/31 – BHAC Insured (IF) (6)
1,455	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA+	1,587,681
	6/01/24 – FGIC Insured
1,750	Reno, Neveda, Health Facility Revenue Bonds, Catholic Healthcare West, Trust 2634, 18.968%,	7/17 at 100.00	AA+	2,643,760
	7/01/31 – BHAC Insured (IF) (6)
9,575	Total Nevada			11,858,504
	New Hampshire – 0.2% (0.1% of Total Investments)
995	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	4/13 at 100.00	Aa3	996,493
	2001A, 5.700%, 1/01/31 (Alternative Minimum Tax)
	New Jersey – 2.1% (1.5% of Total Investments)
3,995	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	4/13 at 100.00	B	4,010,101
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	694,302
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
1,885	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,923,850
425	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	434,291
3,085	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	3,147,502
9,990	Total New Jersey			10,210,046
	New York – 7.9% (5.6% of Total Investments)
12,020	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	2,532,133
	Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/46
1,600	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	1,812,912
	2011A, 5.250%, 2/15/47
12,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA–	13,589,888
	4.500%, 11/15/32 – AGM Insured (UB)
5,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/13 at 100.50	N/R	5,522,708
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
4,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	No Opt. Call	AAA	4,028,080
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Series 2012A, 2.000%, 6/15/13
2,150	New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series	No Opt. Call	AA	2,167,523
	2010A, 5.000%, 4/01/13
6,410	New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series	No Opt. Call	AA	6,435,512
	2012A, 2.500%, 4/01/13
1,670	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	12/20 at 100.00	BBB–	1,990,356
	LLC Project, Eighth Series 2010, 6.000%, 12/01/36
45,650	Total New York			38,079,112
	North Carolina – 2.0% (1.4% of Total Investments)
2,950	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University,	4/13 at 100.00	N/R	2,956,018
	Series 2003A, 5.000%, 4/01/33 – SYNCORA GTY Insured
3,300	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	3,863,739
	WakeMed, Series 2012A, 5.000%, 10/01/31
2,375	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health	11/16 at 100.00	AA+	2,599,841
	Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured
8,625	Total North Carolina			9,419,598
	North Dakota – 0.7% (0.5% of Total Investments)
3,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	3,313,560
	Group, Series 2012, 5.000%, 12/01/29
	Ohio – 2.4% (1.7% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
2,000	5.875%, 6/01/30	6/17 at 100.00	B	1,834,020
10,000	5.750%, 6/01/34	6/17 at 100.00	B	8,939,000
1,000	5.875%, 6/01/47	6/17 at 100.00	B	904,360
13,000	Total Ohio			11,677,380
	Oklahoma – 1.1% (0.8% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,107,570
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40	6/20 at 100.00	A	4,083,695
4,500	Total Oklahoma			5,191,265
	Pennsylvania – 0.5% (0.4% of Total Investments)
2,500	Central Bucks County School District, Pennsylvania, General Obligation Bonds, Series 2003,	5/13 at 100.00	Aa1 (4)	2,534,900
	5.000%, 5/15/22 (Pre-refunded 5/15/13) – NPFG Insured
	Puerto Rico – 3.6% (2.5% of Total Investments)
1,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004-I,	No Opt. Call	BBB	1,506,645
	5.000%, 7/01/24 – FGIC Insured
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	2,754,400
	2009A, 6.000%, 8/01/42
9,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	9,832,198
	2010C, 5.250%, 8/01/41
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
30,000	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	2,644,200
6,150	0.000%, 8/01/56	No Opt. Call	AA–	479,762
49,460	Total Puerto Rico			17,217,205
	Rhode Island – 0.6% (0.4% of Total Investments)
3,000	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A,	7/15 at 100.00	A3	3,049,950
	4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)
	South Carolina – 3.9% (2.7% of Total Investments)
2,500	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center,	11/14 at 100.00	AA–	2,672,825
	Series 2004A, 5.250%, 11/01/23 – AGM Insured
2,000	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	BBB (4)	2,148,500
	Series 2004A, 5.250%, 8/15/34 (Pre-refunded 8/15/14) – NPFG Insured
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
21,570	0.000%, 1/01/30 – AMBAC Insured	No Opt. Call	A–	11,157,298
5,560	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	AA–	2,800,294
31,630	Total South Carolina			18,778,917
	Texas – 24.1% (16.9% of Total Investments)
4,000	Board of Regents, University of Texas System, Financing System Revenue Refunding Bonds, Series	8/16 at 100.00	AAA	4,517,360
	2006B, 5.000%, 8/15/31
1,250	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.000%, 1/01/41	1/21 at 100.00	BBB–	1,461,588
10,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	10,337,400
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
3,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2003A, 5.375%,	11/13 at 100.00	AA–	3,099,030
	11/01/22 – AGM Insured (Alternative Minimum Tax)
6,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A,	9/14 at 100.00	N/R	6,352,440
	7.125%, 9/01/34
3,500	Fort Bend County, Texas, General Obligation Bonds, Toll Road Series 2006, 5.000%, 3/01/32	9/13 at 100.00	AA+ (4)	3,597,860
	(Pre-refunded 9/01/13) – NPFG Insured
10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/13 at 100.00	BB+	10,017,600
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
4,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	4,467,520
	NPFG Insured
31,170	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	4/13 at 100.00	BBB	31,245,431
	2001B, 5.250%, 11/15/40 – NPFG Insured
1,845	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	11/31 at 69.08	BBB	435,346
	0.000%, 11/15/37 – NPFG Insured
4,565	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 52.47	BBB	1,223,511
	0.000%, 11/15/35 – NPFG Insured
40,000	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 54.04	BBB	8,932,800
	2001A, 0.000%, 11/15/40 – NPFG Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
5,000	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	2,264,850
5,540	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	2,347,187
4,285	Little Elm Independent School District, Denton County, Texas, General Obligation Bonds,	8/16 at 100.00	AAA	4,802,842
	Refunding Series 2006, 5.000%, 8/15/37
10,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D,	No Opt. Call	AA–	5,567,400
	0.000%, 1/01/28 – AGC Insured
3,295	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Series	2/17 at 100.00	AA–	4,405,086
	2007A, Residuals 1760, 17.104%, 2/15/36 (IF)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	3,273,127
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
1,190	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	No Opt. Call	A–	1,315,890
	Refunding Series 2012A, 5.000%, 8/15/41
1,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	8/14 at 43.53	A–	403,640
	2002A, 0.000%, 8/15/28 – AMBAC Insured
5,555	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2001,
	5.250%, 8/01/35	4/13 at 100.00	Aaa	5,625,493
158,085	Total Texas			115,693,401
	Virginia – 1.8% (1.3% of Total Investments)
3,400	Fairfax County, Virginia, Public Improvement Bonds, Series 2003B, 4.750%, 6/01/23	6/13 at 100.00	AAA	3,451,986
	(Pre-refunded 6/01/13)
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College	No Opt. Call	AA+	1,000,000
	Program, Series 2009A, 5.000%, 2/01/13
600	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A–	674,562
	System Obligated Group, Series 2013, 5.000%, 11/01/30
1,335	Route 460 Funding Corporation, Virginia, Toll Raod Reveue Bonds, Series 2012B, 0.000%, 7/01/33	No Opt. Call	BBB–	493,416
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing,
	Opco LLC Project, Series 2012:
1,885	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	2,071,408
820	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	945,509
9,040	Total Virginia			8,636,881
	Washington – 1.7% (1.2% of Total Investments)
2,940	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	Baa3	3,167,291
	Series 2010, 5.500%, 12/01/39
3,780	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	4,257,338
	Center, Series 2011A, 5.625%, 1/01/35
830	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	A3	849,912
	Series 2002, 6.500%, 6/01/26
7,550	Total Washington			8,274,541
	West Virginia – 2.2% (1.5% of Total Investments)
2,950	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds,	12/20 at 100.00	BBB	3,272,612
	Appalachian Power Company Amos Project, Series 2010, 5.375%, 12/01/38
6,720	West Virginia University, University Revenue Improvement Bonds, West Virginia University Projects,	10/14 at 100.00	Aa3	7,138,656
	Series 2004C, 5.000%, 10/01/34 – FGIC Insured
9,670	Total West Virginia			10,411,268
	Wisconsin – 1.7% (1.2% of Total Investments)
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series	2/22 at 100.00	A–	1,381,448
	2012B, 5.000%, 2/15/32
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series	6/22 at 100.00	A2	2,724,522
	2012, 5.000%, 6/01/39
3,690	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	3,917,560
	Services Inc., Series 2006B, 5.125%, 8/15/30
7,440	Total Wisconsin			8,023,530
$ 806,034	Total Municipal Bonds (cost $605,339,420)			679,664,350

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 246	Las Vegas Monorail Company, Senior Interest Bonds (7), (10)	5.500%	7/15/19	N/R	$ 177,211
74	Las Vegas Monorail Company, Senior Interest Bonds (7), (10)	1.000%	6/30/55	N/R	30,596
$ 320	Total Corporate Bonds (cost $0)				207,807

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)		Ratings (3)	Value
	Short-Term Investments – 1.1% (0.7% of Total Investments)
	Texas – 1.1% (0.7% of Total Investments)
$ 5,000	Harris County, Texas, Tax Anticipation Notes, Variable Rate Demand Obligations,
	Series 2012, 1.500%, 2/28/13 (8)		No Opt. Call	SP-1+	$ 5,005,600
	Total Short-Term Investments (cost $5,004,976)				5,005,600
	Total Investments (cost $610,344,396) – 142.4%				684,877,757
	Floating Rate Obligations – (3.8)%				(18,260,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (40.8)% (9)				(196,000,000)
	Other Assets Less Liabilities – 2.2%				10,256,104
	Net Assets Applicable to Common Shares – 100%				$ 480,873,861

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$679,664,350	$ —	$679,664,350
Corporate Bonds	—	—	207,807	207,807
Short-Term Investments:
Municipal Bonds	—	5,005,600	—	5,005,600
Total	$ —	$684,669,950	$207,807	$684,877,757

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $596,147,308.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 81,044,938
Depreciation	(10,581,944)
Net unrealized appreciation (depreciation) of investments	$ 70,462,994

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by the U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1)
defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.6%.
(10)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the federal bankruptcy court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an interest rate of 5.500% maturing on July 15, 2019 and the second with an interest rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2013